Consolidation of subsidiaries (Details) - BRL (R$)								12 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Aug. 31, 2020	Jul. 23, 2020	Aug. 09, 2019	Dec. 05, 2018	May 02, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 02, 2019	Dec. 31, 2017
Consolidated operations [Line Items]
Assets	R$ 22,324,322,000							R$ 22,324,322,000	R$ 14,582,248,000
Liabilities	12,996,863,000							12,996,863,000	6,567,300,000
Equity	9,327,459,000							9,327,459,000	8,014,948,000	R$ 6,574,376,000		R$ 870,391,000
Net income for the period								1,292,300,000	R$ 1,367,025,000	R$ 910,408,000
PagSeguro Brazil [Member]
Consolidated operations [Line Items]
Assets	20,089,735,000							20,089,735,000
Liabilities	11,716,120,000							11,716,120,000
Equity	8,373,615,000							8,373,615,000
Net income for the period								R$ 1,238,345,000
Ownership interest acquired								99.99%
Level								Direct
BS Holding [Member]
Consolidated operations [Line Items]
Assets	488,173,000							R$ 488,173,000
Liabilities	0							0
Equity	488,173,000							488,173,000
Net income for the period								R$ 54,658,000
Ownership interest acquired								99.99%
Level								Direct
Pagseg Participacoes [Member]
Consolidated operations [Line Items]
Assets	2,000							R$ 2,000
Liabilities	0							0
Equity	2,000							2,000
Net income for the period								R$ 0
Ownership interest acquired								99.99%
Level								Direct
Pagbank Participacoes [Member]
Consolidated operations [Line Items]
Assets	15,001,000							R$ 15,001,000
Liabilities	15,000,000							15,000,000
Equity	1,000							1,000
Net income for the period								R$ 0
Ownership interest acquired								99.99%
Level								Indirect
Net+Phone [Member]
Consolidated operations [Line Items]
Assets	340,829,000							R$ 340,829,000
Liabilities	33,100,000							33,100,000
Equity	307,729,000							307,729,000
Net income for the period								R$ (82,694,000)
Ownership interest acquired								99.99%
Level								Indirect
Boa Compra [Member]
Consolidated operations [Line Items]
Assets	431,624,000							R$ 431,624,000
Liabilities	268,731,000							268,731,000
Equity	162,893,000							162,893,000
Net income for the period								R$ 29,751,000
Ownership interest acquired								99.99%
Level								Indirect
BCPS [Member]
Consolidated operations [Line Items]
Assets	2,410,000							R$ 2,410,000
Liabilities	476,000							476,000
Equity	1,934,000							1,934,000
Net income for the period								R$ (205,000)
Ownership interest acquired								99.50%
Level								Indirect
R2TECH [Member]
Consolidated operations [Line Items]
Assets	12,511,000							R$ 12,511,000
Liabilities	1,639,000							1,639,000
Equity	R$ 10,872,000							10,872,000
Net income for the period								R$ 8,864,000
Ownership interest acquired	100.00%						51.00%	99.99%
Level								Indirect
BSEC [Member]
Consolidated operations [Line Items]
Assets	R$ 488,988,000							R$ 488,988,000
Liabilities	488,616,000							488,616,000
Equity	372,000							372,000
Net income for the period								R$ 431,000
Ownership interest acquired								99.99%
Level								Indirect
BIVA [Member]
Consolidated operations [Line Items]
Assets	18,532,000							R$ 18,532,000
Liabilities	660,000							660,000
Equity	R$ 17,872,000							17,872,000
Net income for the period								R$ (193,000)
Ownership interest acquired	100.00%							99.99%
Level								Indirect
FIDC [Member]
Consolidated operations [Line Items]
Assets	R$ 3,422,207,000							R$ 3,422,207,000
Liabilities	327,070,000							327,070,000
Equity	R$ 3,095,137,000							3,095,137,000
Net income for the period								R$ 1,903,304,000
Ownership interest acquired	100.00%							100.00%
Level								Indirect
TILIX [Member]
Consolidated operations [Line Items]
Assets	R$ 8,361,000							R$ 8,361,000
Liabilities	979,000							979,000
Equity	7,382,000							7,382,000
Net income for the period								R$ (6,240,000)
Ownership interest acquired						100.00%		99.99%
Level								Indirect
BancoSeguro [Member]
Consolidated operations [Line Items]
Assets	5,364,406,000							R$ 5,364,406,000
Liabilities	4,891,653,000							4,891,653,000
Equity	472,753,000							472,753,000
Net income for the period								R$ 56,120,000
Ownership interest acquired								100.00%
Level								Indirect
Yami [Member]
Consolidated operations [Line Items]
Assets	1,453,000							R$ 1,453,000
Liabilities	489,000							489,000
Equity	964,000							964,000
Net income for the period								R$ 834,000
Ownership interest acquired					100.00%			99.99%
Level								Indirect
Registra Seguro [Member]
Consolidated operations [Line Items]
Assets	5,000,000							R$ 5,000,000
Liabilities	0							0
Equity	5,000,000							5,000,000			R$ 5,000,000
Net income for the period								R$ (50,000)
Ownership interest acquired								99.99%
Level								Indirect
CDS [Member]
Consolidated operations [Line Items]
Assets	4,724,000							R$ 4,724,000
Liabilities	1,073,000							1,073,000
Equity	3,651,000							3,651,000
Net income for the period								R$ (1,430,000)
Ownership interest acquired			100.00%					99.99%
Level								Indirect
Zvgo [Member]
Consolidated operations [Line Items]
Assets	2,310,000							R$ 2,310,000
Liabilities	2,078,000							2,078,000
Equity	232,000							232,000
Net income for the period								R$ (1,652,000)
Ownership interest acquired				100.00%				99.99%
Level								Indirect
Moip [Member]
Consolidated operations [Line Items]
Assets	741,689,000							R$ 741,689,000
Liabilities	560,536,000							560,536,000
Equity	R$ 181,153,000							181,153,000
Net income for the period								R$ 9,207,000
Ownership interest acquired		100.00%						100.00%
Level								Indirect